Interim Condensed Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 $ / shares shares
Unlimited Class B Common Stock [Member]
Common stock no par value | $ / shares	$ 0
Common stock shares issued	15,218,750
Common stock shares outstanding	15,218,750
Unlimited Class A Restricted Voting Stock [Member]
Temporary equity no par value | $ / shares	$ 0
Temporary equity shares issued	57,500,000
Temporar equity shares outstanding	57,500,000